Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series A-1 Preferred Stock [Member]	Common Stock [Member] Common Stock To Be Issued[Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023				$ 1		$ 391,412,008	$ (395,866,157)	$ (4,454,148)
Balance, shares at Dec. 31, 2023				1,028
Common stock issued for cashless exchange of warrants				$ 88		(9,628)		(9,540)
Common stock issued for cashless exchange of warrants, shares				87,528
Rounding for share adjusted in reverse split				$ 1		(1)
Rounding for share adjusted in reverse split, shares				1,415				1,415
Deemed dividend for the reduction of the exercise price of warrants						52,574,896	(52,574,896)
Common stock issued for services rendered				$ 33		3,486,642		3,486,675
Common stock issued for services rendered, shares				33,748
Net loss							(23,917,353)	(23,917,353)
Exchange of non-convertible note into shares of Series D Preferred	$ 1					9,999,999		10,000,000
Exchange of non-convertible note into shares of Series D Preferred, shares	1,000
Issuance of Series A-1 Preferred to related party as consideration for purchase of land and permits		$ 450				3,299,634		3,300,084
Issuance of Series A-1 Preferred to related party as consideration for purchase of land and permits, shares		450,000
Sale of Commons Shares and Warrants for Cash				$ 74	67,923	40,369,041		$ 40,437,038
Sale of Commons Shares and Warrants for Cash, shares				74,099				107,337
Exchange of Series D Preferred into Common	$ (1)			$ 12		(11)
Exchange of series D preferred into common, shares	(1,000)			12,121				12,121
Common stock issued for the conversion of convertible debt notes				$ 23		30,713,920		$ 30,716,399
Common stock issued for the conversion of convertible debt notes, shares				22,531
Common stock issued for the conversion of convertible debt notes (Related Party)				$ 4		7,236,493		7,236,905
Common stock issued for the conversion of convertible debt notes (Related Party), shares				3,749
Common stock issued for the exercise of warrants for cash			$ 1	$ 1	(67,923)	2,834,739		2,766,817
Common stock issued for the exercise of warrants for cash, shares			15	972
Modification of conversion feature on debt						12,388,229		12,388,229
Stock based compensation						288,900		288,900
Establishment of derivative liabilities due to authorized share shortfall						(64,951,789)		(64,951,789)
Settlement of derivative liabilities upon stock split						16,636,840		16,636,840
Equity issued for warrant inducement						3,029,927		3,029,927
Deemed dividend for the reduction of the conversion price of a debt note						23,953,940	(23,953,940)
Ending balance, value at Dec. 31, 2024		$ 450	$ 1	$ 237		533,266,642	(496,312,346)	36,954,983
Balance, shares at Dec. 31, 2024		450,000	15	237,191
Common stock and warrants issued for cash, net of fees				$ 224		9,143,582		9,143,806
Common stock and warrants issued for cash, net of fees, shares				224,039
Common stock issued for cashless exchange of warrants				$ 55		(55)
Common stock issued for cashless exchange of warrants, shares				55,066
Deemed dividend for the reduction of the exercise price of warrants						2,999,964	(2,999,964)
Common stock issued for services rendered				$ 4		99,996		100,000
Common stock issued for services rendered, shares				3,427
Net loss							(4,665,739)	(4,665,739)
Ending balance, value at Mar. 31, 2025		$ 450		$ 520		545,510,129	(503,978,049)	41,533,050
Balance, shares at Mar. 31, 2025		450,000		519,723
Beginning balance, value at Dec. 31, 2024		$ 450	$ 1	$ 237		533,266,642	(496,312,346)	36,954,983
Balance, shares at Dec. 31, 2024		450,000	15	237,191
Net loss								(9,583,338)
Ending balance, value at Jun. 30, 2025		$ 450		$ 556		546,844,893	(508,895,648)	37,950,251
Balance, shares at Jun. 30, 2025		450,000		556,087
Beginning balance, value at Dec. 31, 2024		$ 450	$ 1	$ 237		533,266,642	(496,312,346)	36,954,983
Balance, shares at Dec. 31, 2024		450,000	15	237,191
Common stock and warrants issued for cash, net of fees				$ 260		10,478,345		10,478,605
Common stock and warrants issued for cash, net of fees, shares				260,403
Common stock issued for cashless exchange of warrants				$ 329		(329)
Common stock issued for cashless exchange of warrants, shares				328,451
Rounding for share adjusted in reverse split						1,490	(1,490)
Rounding for share adjusted in reverse split, shares				159
Deemed dividend for the reduction of the exercise price of warrants						2,999,964	(2,999,964)
Common stock issued for services rendered				$ 4		99,996		100,000
Common stock issued for services rendered, shares				3,427
Net loss							(21,596,628)	(21,596,628)
Ending balance, value at Dec. 31, 2025		$ 450		$ 830		546,846,108	(520,910,428)	25,936,960
Balance, shares at Dec. 31, 2025		450,000		829,631
Beginning balance, value at Mar. 31, 2025		$ 450		$ 520		545,510,129	(503,978,049)	41,533,050
Balance, shares at Mar. 31, 2025		450,000		519,723
Common stock and warrants issued for cash, net of fees				$ 36		1,334,764		1,334,800
Common stock and warrants issued for cash, net of fees, shares				36,364
Net loss							(4,917,599)	(4,917,599)
Ending balance, value at Jun. 30, 2025		$ 450		$ 556		546,844,893	(508,895,648)	37,950,251
Balance, shares at Jun. 30, 2025		450,000		556,087
Beginning balance, value at Dec. 31, 2025		$ 450		$ 830		546,846,108	(520,910,428)	25,936,960
Balance, shares at Dec. 31, 2025		450,000		829,631
Net loss							(1,504,545)	(1,504,545)
Sale of Commons Shares and Warrants for Cash, shares				0
Ending balance, value at Mar. 31, 2026		$ 450		$ 830		546,846,108	(522,414,973)	24,432,415
Balance, shares at Mar. 31, 2026		450,000		829,631
Beginning balance, value at Dec. 31, 2025		$ 450		$ 830		546,846,108	(520,910,428)	25,936,960
Balance, shares at Dec. 31, 2025		450,000		829,631
Net loss								(4,745,708)
Ending balance, value at Jun. 30, 2026		$ 450		$ 830		546,846,108	(525,656,136)	21,191,252
Balance, shares at Jun. 30, 2026		450,000		829,631
Beginning balance, value at Mar. 31, 2026		$ 450		$ 830		546,846,108	(522,414,973)	24,432,415
Balance, shares at Mar. 31, 2026		450,000		829,631
Net loss							(3,241,163)	(3,241,163)
Ending balance, value at Jun. 30, 2026		$ 450		$ 830		$ 546,846,108	$ (525,656,136)	$ 21,191,252
Balance, shares at Jun. 30, 2026		450,000		829,631